SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.6%

Asia - 4.3%

Australia - 1.3%
Atlassian Corp. *	3,445	235,121
Macquarie Group, Ltd.	3,810	541,237

		776,358

Japan - 0.8%
Recruit Holdings Co., Ltd.	10,600	461,842

Singapore - 2.2%
Singapore Technologies Engineering, Ltd.	155,000	1,315,521

Europe - 28.6%

Belgium - 1.6%
D’ieteren Group	5,225	967,424

France - 1.0%
Safran SA, ADR	7,520	616,865

Germany - 5.5%
Allianz SE, ADR	23,840	1,002,234
Infineon Technologies AG	6,275	284,672
Muenchener Rueckversicherungs AG	1,470	928,366
Siemens AG	4,250	1,035,445

		3,250,717

Ireland - 3.8%
Accenture, PLC	3,285	651,383
Linde, PLC	1,445	716,373
Trane Technologies, PLC	2,125	885,572

		2,253,328

Spain - 2.3%
Iberdrola SA	59,010	1,350,985

Switzerland - 4.3%
Chubb, Ltd.	2,290	746,380
Lonza Group AG	930	596,612
Nestle SA	4,885	479,175
Partners Group Holding AG	705	759,878

		2,582,045

United Kingdom - 10.1%
AstraZeneca, PLC	6,500	1,281,930
BAE Systems, PLC	27,380	802,741
Compass Group, PLC	14,170	395,356
London Stock Exchange Group, PLC	6,715	792,959
Man Group, PLC	216,290	728,144
RELX, PLC	14,120	470,245
Shell, PLC, ADR	16,175	1,504,275

		5,975,650

North America - 64.7%

United States - 64.7%
Abbott Laboratories	7,230	742,304
AbbVie, Inc.	750	163,118
Alphabet, Inc. - Class A	8,790	2,527,652
Apple, Inc.	16,875	4,282,706
Applied Materials, Inc.	6,100	2,084,919
Arthur J Gallagher & Co.	2,425	525,206
Bank of America Corp.	5,900	287,625

Name of Issuer	Quantity	Fair Value ($)

Broadcom, Inc.	17,285	5,349,880
Cheniere Energy, Inc.	2,830	803,041
ConocoPhillips	4,025	531,300
Eli Lilly & Co.	800	735,816
FedEx Corp.	1,900	676,742
Goldman Sachs Group, Inc.	1,370	1,159,006
Home Depot, Inc.	2,490	818,936
Honeywell International, Inc.	4,330	978,710
JPMorgan Chase & Co.	7,180	2,112,069
Lockheed Martin Corp.	1,525	921,695
McDonald’s Corp.	2,100	652,659
Microsoft Corp.	9,375	3,470,344
Mondelez International, Inc.	6,940	400,022
NVIDIA Corp.	16,125	2,812,200
Otis Worldwide Corp.	3,785	291,748
PepsiCo, Inc.	4,765	739,957
Salesforce, Inc.	705	131,602
Sherwin-Williams Co.	1,835	588,209
Stryker Corp.	1,050	345,020
Thermo Fisher Scientific, Inc.	1,145	562,802
Union Pacific Corp.	3,960	960,775
UnitedHealth Group, Inc.	2,580	698,122
Waste Management, Inc.	3,815	876,649
WEC Energy Group, Inc.	3,010	348,468
Williams Cos., Inc.	12,000	873,360

		38,452,662

Total Common Stocks (cost: $23,475,503)		58,003,397

Short-Term Securities - 2.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $1,328,568)	1,328,568	1,328,568

Total Investments in Securities - 99.8% (cost $24,804,071)		59,331,965

Other Assets and Liabilities, net - 0.2%		98,456

Net Assets - 100.0%		$59,430,421

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	235,121	541,237	—	776,358
Belgium	—	967,424	—	967,424
France	616,865	—	—	616,865
Germany	1,002,234	2,248,483	—	3,250,717
Ireland	2,253,328	—	—	2,253,328
Japan	—	461,842	—	461,842
Singapore	—	1,315,521	—	1,315,521
Spain	—	1,350,985	—	1,350,985
Switzerland	746,380	1,835,665	—	2,582,045
United Kingdom	2,786,205	3,189,445	—	5,975,650
United States	38,452,662	—	—	38,452,662
Short-Term Securities	1,328,568	—	—	1,328,568
Total:	47,421,363	11,910,602	—	59,331,965

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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